Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000250179 [Member] | City of Phoenix Civic Improvement Corp 4 00 5 00 due 7 1 26 7 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[1]
C000250179 [Member] | Arizona Industrial Development Authority 2 12 5 00 due 1 1 28 2 1 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[1]
C000250179 [Member] | Maricopa County Industrial Development Authority 4 00 5 00 due 7 1 33 1 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000250179 [Member] | City of Peoria 2 00 3 375 due 7 15 32 7 15 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
C000250179 [Member] | Salt River Project Agricultural Improvement And Power District 4 00 5 25 due 12 1 34 1 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000250179 [Member] | Chandler Industrial Development Authority 5 00 due 9 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000250179 [Member] | Maricopa County Pollution Control Corp 2 40 3 60 due 6 1 35 2 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000250179 [Member] | City of Mesa 4 00 5 00 due 7 1 32 7 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000250179 [Member] | Maricopa County Special Health Care District 5 00 due 7 1 32 7 1 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000250179 [Member] | Arizona Department of Transportation State Highway Fund 5 00 due 7 1 25 7 1 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000250179 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000250179 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000250179 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000250179 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250179 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000250179 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000250179 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250179 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000250179 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000250179 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250180 [Member] | City of Phoenix Civic Improvement Corp 4 00 5 00 due 7 1 26 7 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[2]
C000250180 [Member] | Arizona Industrial Development Authority 2 12 5 00 due 1 1 28 2 1 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[2]
C000250180 [Member] | Maricopa County Industrial Development Authority 4 00 5 00 due 7 1 33 1 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[2]
C000250180 [Member] | City of Peoria 2 00 3 375 due 7 15 32 7 15 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[2]
C000250180 [Member] | Salt River Project Agricultural Improvement And Power District 4 00 5 25 due 12 1 34 1 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[2]
C000250180 [Member] | Chandler Industrial Development Authority 5 00 due 9 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000250180 [Member] | Maricopa County Pollution Control Corp 2 40 3 60 due 6 1 35 2 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000250180 [Member] | City of Mesa 4 00 5 00 due 7 1 32 7 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2]
C000250180 [Member] | Maricopa County Special Health Care District 5 00 due 7 1 32 7 1 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
C000250180 [Member] | Arizona Department of Transportation State Highway Fund 5 00 due 7 1 25 7 1 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[2]
C000250180 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000250180 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000250180 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000250180 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250180 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000250180 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000250180 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250180 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000250180 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000250180 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250181 [Member] | City of Phoenix Civic Improvement Corp 4 00 5 00 due 7 1 26 7 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[3]
C000250181 [Member] | Arizona Industrial Development Authority 2 12 5 00 due 1 1 28 2 1 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[3]
C000250181 [Member] | Maricopa County Industrial Development Authority 4 00 5 00 due 7 1 33 1 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3]
C000250181 [Member] | City of Peoria 2 00 3 375 due 7 15 32 7 15 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[3]
C000250181 [Member] | Salt River Project Agricultural Improvement And Power District 4 00 5 25 due 12 1 34 1 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000250181 [Member] | Chandler Industrial Development Authority 5 00 due 9 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
C000250181 [Member] | Maricopa County Pollution Control Corp 2 40 3 60 due 6 1 35 2 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000250181 [Member] | City of Mesa 4 00 5 00 due 7 1 32 7 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3]
C000250181 [Member] | Maricopa County Special Health Care District 5 00 due 7 1 32 7 1 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000250181 [Member] | Arizona Department of Transportation State Highway Fund 5 00 due 7 1 25 7 1 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000250181 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000250181 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000250181 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000250181 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250181 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000250181 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000250181 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250181 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000250181 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000250181 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250182 [Member] | City of Phoenix Civic Improvement Corp 4 00 5 00 due 7 1 26 7 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[4]
C000250182 [Member] | Arizona Industrial Development Authority 2 12 5 00 due 1 1 28 2 1 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[4]
C000250182 [Member] | Maricopa County Industrial Development Authority 4 00 5 00 due 7 1 33 1 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[4]
C000250182 [Member] | City of Peoria 2 00 3 375 due 7 15 32 7 15 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[4]
C000250182 [Member] | Salt River Project Agricultural Improvement And Power District 4 00 5 25 due 12 1 34 1 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[4]
C000250182 [Member] | Chandler Industrial Development Authority 5 00 due 9 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[4]
C000250182 [Member] | Maricopa County Pollution Control Corp 2 40 3 60 due 6 1 35 2 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[4]
C000250182 [Member] | City of Mesa 4 00 5 00 due 7 1 32 7 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[4]
C000250182 [Member] | Maricopa County Special Health Care District 5 00 due 7 1 32 7 1 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[4]
C000250182 [Member] | Arizona Department of Transportation State Highway Fund 5 00 due 7 1 25 7 1 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[4]
C000250182 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000250182 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000250182 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000250182 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250182 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000250182 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000250182 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250182 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000250182 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000250182 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250185 [Member] | Southeast Colorado Hospital District 5 00 due 2 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000250185 [Member] | Colorado Health Facilities Authority 4 00 5 00 due 11 1 28 5 15 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5]
C000250185 [Member] | City of Colorado Springs 5 00 due 11 15 34 11 15 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[5]
C000250185 [Member] | Colorado Educational And Cultural Facilities Authority 4 00 5 25 due 3 1 26 7 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000250185 [Member] | City of Grand Junction 5 00 due 3 1 41 12 1 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000250185 [Member] | Foothills Park And Recreation District 4 00 5 00 due 12 1 26 12 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000250185 [Member] | City And County of Denver 4 00 5 00 due 6 1 30 8 1 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[5]
C000250185 [Member] | Colorado Housing and Finance Authority 3 75 4 60 due 10 1 39 5 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[5]
C000250185 [Member] | Larimer Weld And Boulder County School District R 2J 4 25 5 00 due 12 15 24 12 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[5]
C000250185 [Member] | Adams And Weld Counties School District No 27J 5 00 due 12 1 24 12 1 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[5]
C000250185 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000250185 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000250185 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000250185 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000250185 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000250185 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000250185 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250185 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000250185 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250186 [Member] | Southeast Colorado Hospital District 5 00 due 2 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000250186 [Member] | Colorado Health Facilities Authority 4 00 5 00 due 11 1 28 5 15 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[6]
C000250186 [Member] | City of Colorado Springs 5 00 due 11 15 34 11 15 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[6]
C000250186 [Member] | Colorado Educational And Cultural Facilities Authority 4 00 5 25 due 3 1 26 7 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[6]
C000250186 [Member] | City of Grand Junction 5 00 due 3 1 41 12 1 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[6]
C000250186 [Member] | Foothills Park And Recreation District 4 00 5 00 due 12 1 26 12 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[6]
C000250186 [Member] | City And County of Denver 4 00 5 00 due 6 1 30 8 1 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[6]
C000250186 [Member] | Colorado Housing and Finance Authority 3 75 4 60 due 10 1 39 5 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[6]
C000250186 [Member] | Larimer Weld And Boulder County School District R 2J 4 25 5 00 due 12 15 24 12 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[6]
C000250186 [Member] | Adams And Weld Counties School District No 27J 5 00 due 12 1 24 12 1 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[6]
C000250186 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000250186 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000250186 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000250186 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000250186 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000250186 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000250186 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250186 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000250186 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250183 [Member] | Southeast Colorado Hospital District 5 00 due 2 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000250183 [Member] | Colorado Health Facilities Authority 4 00 5 00 due 11 1 28 5 15 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[7]
C000250183 [Member] | City of Colorado Springs 5 00 due 11 15 34 11 15 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[7]
C000250183 [Member] | Colorado Educational And Cultural Facilities Authority 4 00 5 25 due 3 1 26 7 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000250183 [Member] | City of Grand Junction 5 00 due 3 1 41 12 1 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000250183 [Member] | Foothills Park And Recreation District 4 00 5 00 due 12 1 26 12 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000250183 [Member] | City And County of Denver 4 00 5 00 due 6 1 30 8 1 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[7]
C000250183 [Member] | Colorado Housing and Finance Authority 3 75 4 60 due 10 1 39 5 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[7]
C000250183 [Member] | Larimer Weld And Boulder County School District R 2J 4 25 5 00 due 12 15 24 12 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[7]
C000250183 [Member] | Adams And Weld Counties School District No 27J 5 00 due 12 1 24 12 1 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[7]
C000250183 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000250183 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000250183 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000250183 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000250183 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000250183 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000250183 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250183 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000250183 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250184 [Member] | Southeast Colorado Hospital District 5 00 due 2 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000250184 [Member] | Colorado Health Facilities Authority 4 00 5 00 due 11 1 28 5 15 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[8]
C000250184 [Member] | City of Colorado Springs 5 00 due 11 15 34 11 15 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[8]
C000250184 [Member] | Colorado Educational And Cultural Facilities Authority 4 00 5 25 due 3 1 26 7 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[8]
C000250184 [Member] | City of Grand Junction 5 00 due 3 1 41 12 1 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[8]
C000250184 [Member] | Foothills Park And Recreation District 4 00 5 00 due 12 1 26 12 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
C000250184 [Member] | City And County of Denver 4 00 5 00 due 6 1 30 8 1 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[8]
C000250184 [Member] | Colorado Housing and Finance Authority 3 75 4 60 due 10 1 39 5 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[8]
C000250184 [Member] | Larimer Weld And Boulder County School District R 2J 4 25 5 00 due 12 15 24 12 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[8]
C000250184 [Member] | Adams And Weld Counties School District No 27J 5 00 due 12 1 24 12 1 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[8]
C000250184 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000250184 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000250184 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000250184 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000250184 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000250184 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000250184 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250184 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000250184 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250190 [Member] | State of Oregon 2 15 5 25 due 5 1 25 5 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[9]
C000250190 [Member] | Clackamas County School District No 12 zero coupon 5 00 due 6 15 31 6 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[9]
C000250190 [Member] | Jackson County School District No 5 5 00 due 6 15 33 6 15 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[9]
C000250190 [Member] | Salem Keizer School District No 24J 5 00 due 6 15 30 6 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[9]
C000250190 [Member] | Deschutes County Administrative School District No 1 4 00 5 00 due 6 15 30 6 15 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[9]
C000250190 [Member] | City of Portland 2 00 5 00 due 10 1 25 12 1 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[9]
C000250190 [Member] | Port of Portland 5 00 5 25 due 7 1 28 7 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[9]
C000250190 [Member] | Hillsboro School District No 1J 4 00 5 00 due 6 15 30 6 15 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[9]
C000250190 [Member] | Tri County Metropolitan Transportation District of Oregon 5 00 due 9 1 30 10 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[9]
C000250190 [Member] | City of Beaverton 5 00 due 4 1 36 4 1 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000250190 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250190 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250190 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000250190 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000250190 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000250190 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000250190 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000250190 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000250190 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250190 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250187 [Member] | State of Oregon 2 15 5 25 due 5 1 25 5 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[10]
C000250187 [Member] | Clackamas County School District No 12 zero coupon 5 00 due 6 15 31 6 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[10]
C000250187 [Member] | Jackson County School District No 5 5 00 due 6 15 33 6 15 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[10]
C000250187 [Member] | Salem Keizer School District No 24J 5 00 due 6 15 30 6 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[10]
C000250187 [Member] | Deschutes County Administrative School District No 1 4 00 5 00 due 6 15 30 6 15 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[10]
C000250187 [Member] | City of Portland 2 00 5 00 due 10 1 25 12 1 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[10]
C000250187 [Member] | Port of Portland 5 00 5 25 due 7 1 28 7 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[10]
C000250187 [Member] | Hillsboro School District No 1J 4 00 5 00 due 6 15 30 6 15 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[10]
C000250187 [Member] | Tri County Metropolitan Transportation District of Oregon 5 00 due 9 1 30 10 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[10]
C000250187 [Member] | City of Beaverton 5 00 due 4 1 36 4 1 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[10]
C000250187 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250187 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250187 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000250187 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000250187 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000250187 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000250187 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000250187 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000250187 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250187 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250188 [Member] | State of Oregon 2 15 5 25 due 5 1 25 5 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[11]
C000250188 [Member] | Clackamas County School District No 12 zero coupon 5 00 due 6 15 31 6 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[11]
C000250188 [Member] | Jackson County School District No 5 5 00 due 6 15 33 6 15 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[11]
C000250188 [Member] | Salem Keizer School District No 24J 5 00 due 6 15 30 6 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[11]
C000250188 [Member] | Deschutes County Administrative School District No 1 4 00 5 00 due 6 15 30 6 15 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[11]
C000250188 [Member] | City of Portland 2 00 5 00 due 10 1 25 12 1 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[11]
C000250188 [Member] | Port of Portland 5 00 5 25 due 7 1 28 7 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[11]
C000250188 [Member] | Hillsboro School District No 1J 4 00 5 00 due 6 15 30 6 15 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[11]
C000250188 [Member] | Tri County Metropolitan Transportation District of Oregon 5 00 due 9 1 30 10 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[11]
C000250188 [Member] | City of Beaverton 5 00 due 4 1 36 4 1 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[11]
C000250188 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250188 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250188 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000250188 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000250188 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000250188 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000250188 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000250188 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000250188 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250188 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250189 [Member] | State of Oregon 2 15 5 25 due 5 1 25 5 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[12]
C000250189 [Member] | Clackamas County School District No 12 zero coupon 5 00 due 6 15 31 6 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[12]
C000250189 [Member] | Jackson County School District No 5 5 00 due 6 15 33 6 15 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[12]
C000250189 [Member] | Salem Keizer School District No 24J 5 00 due 6 15 30 6 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[12]
C000250189 [Member] | Deschutes County Administrative School District No 1 4 00 5 00 due 6 15 30 6 15 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[12]
C000250189 [Member] | City of Portland 2 00 5 00 due 10 1 25 12 1 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[12]
C000250189 [Member] | Port of Portland 5 00 5 25 due 7 1 28 7 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[12]
C000250189 [Member] | Hillsboro School District No 1J 4 00 5 00 due 6 15 30 6 15 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[12]
C000250189 [Member] | Tri County Metropolitan Transportation District of Oregon 5 00 due 9 1 30 10 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[12]
C000250189 [Member] | City of Beaverton 5 00 due 4 1 36 4 1 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[12]
C000250189 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250189 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250189 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000250189 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000250189 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000250189 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000250189 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000250189 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000250189 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250189 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250194 [Member] | Commonwealth of Puerto Rico zero coupon 4 00 due 7 1 41 11 1 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[13]
C000250194 [Member] | Utah Infrastructure Agency 4 00 5 50 due 10 15 30 10 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[13]
C000250194 [Member] | Utah Charter School Finance Authority 3 00 5 85 due 11 15 24 3 15 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[13]
C000250194 [Member] | City of Salt Lake City 4 00 5 25 due 7 1 25 7 1 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[13]
C000250194 [Member] | Utah Housing Corp 3 85 6 25 due 1 1 31 7 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[13]
C000250194 [Member] | Puerto Rico Sales Tax Financing Corp 4 329 4 55 due 7 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[13]
C000250194 [Member] | Utah Board of Higher Education 3 00 5 00 due 6 1 30 6 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[13]
C000250194 [Member] | City of Dallas Housing Finance Corp 4 35 due 10 1 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[13]
C000250194 [Member] | County of Weber 5 50 5 75 due 1 15 28 1 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[13]
C000250194 [Member] | Utah Transit Authority zero coupon 5 25 due 6 15 32 6 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[13]
C000250194 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000250194 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000250194 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250194 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000250194 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000250194 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250194 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000250194 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000250194 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000250194 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000250191 [Member] | Commonwealth of Puerto Rico zero coupon 4 00 due 7 1 41 11 1 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[14]
C000250191 [Member] | Utah Infrastructure Agency 4 00 5 50 due 10 15 30 10 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[14]
C000250191 [Member] | Utah Charter School Finance Authority 3 00 5 85 due 11 15 24 3 15 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[14]
C000250191 [Member] | City of Salt Lake City 4 00 5 25 due 7 1 25 7 1 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[14]
C000250191 [Member] | Utah Housing Corp 3 85 6 25 due 1 1 31 7 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[14]
C000250191 [Member] | Puerto Rico Sales Tax Financing Corp 4 329 4 55 due 7 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[14]
C000250191 [Member] | Utah Board of Higher Education 3 00 5 00 due 6 1 30 6 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[14]
C000250191 [Member] | City of Dallas Housing Finance Corp 4 35 due 10 1 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[14]
C000250191 [Member] | County of Weber 5 50 5 75 due 1 15 28 1 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[14]
C000250191 [Member] | Utah Transit Authority zero coupon 5 25 due 6 15 32 6 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[14]
C000250191 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000250191 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000250191 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250191 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000250191 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000250191 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250191 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000250191 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000250191 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000250191 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000250192 [Member] | Commonwealth of Puerto Rico zero coupon 4 00 due 7 1 41 11 1 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[15]
C000250192 [Member] | Utah Infrastructure Agency 4 00 5 50 due 10 15 30 10 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[15]
C000250192 [Member] | Utah Charter School Finance Authority 3 00 5 85 due 11 15 24 3 15 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[15]
C000250192 [Member] | City of Salt Lake City 4 00 5 25 due 7 1 25 7 1 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[15]
C000250192 [Member] | Utah Housing Corp 3 85 6 25 due 1 1 31 7 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[15]
C000250192 [Member] | Puerto Rico Sales Tax Financing Corp 4 329 4 55 due 7 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[15]
C000250192 [Member] | Utah Board of Higher Education 3 00 5 00 due 6 1 30 6 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[15]
C000250192 [Member] | City of Dallas Housing Finance Corp 4 35 due 10 1 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[15]
C000250192 [Member] | County of Weber 5 50 5 75 due 1 15 28 1 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[15]
C000250192 [Member] | Utah Transit Authority zero coupon 5 25 due 6 15 32 6 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[15]
C000250192 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000250192 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000250192 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250192 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000250192 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000250192 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250192 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000250192 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000250192 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000250192 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000250193 [Member] | Commonwealth of Puerto Rico zero coupon 4 00 due 7 1 41 11 1 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[16]
C000250193 [Member] | Utah Infrastructure Agency 4 00 5 50 due 10 15 30 10 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[16]
C000250193 [Member] | Utah Charter School Finance Authority 3 00 5 85 due 11 15 24 3 15 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[16]
C000250193 [Member] | City of Salt Lake City 4 00 5 25 due 7 1 25 7 1 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[16]
C000250193 [Member] | Utah Housing Corp 3 85 6 25 due 1 1 31 7 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[16]
C000250193 [Member] | Puerto Rico Sales Tax Financing Corp 4 329 4 55 due 7 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[16]
C000250193 [Member] | Utah Board of Higher Education 3 00 5 00 due 6 1 30 6 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[16]
C000250193 [Member] | City of Dallas Housing Finance Corp 4 35 due 10 1 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[16]
C000250193 [Member] | County of Weber 5 50 5 75 due 1 15 28 1 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[16]
C000250193 [Member] | Utah Transit Authority zero coupon 5 25 due 6 15 32 6 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[16]
C000250193 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000250193 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000250193 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250193 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000250193 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000250193 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250193 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000250193 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000250193 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000250193 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%

[1]	Excluding short-term investments
[2]	Excluding short-term investments
[3]	Excluding short-term investments
[4]	Excluding short-term investments
[5]	Excluding short-term investments
[6]	Excluding short-term investments
[7]	Excluding short-term investments
[8]	Excluding short-term investments
[9]	Excluding short-term investments
[10]	Excluding short-term investments
[11]	Excluding short-term investments
[12]	Excluding short-term investments
[13]	Excluding short-term investments
[14]	Excluding short-term investments
[15]	Excluding short-term investments
[16]	Excluding short-term investments